General	6 Months Ended
Jun. 30, 2025
General [Abstract]
General

Note 1 - General

Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company involved in the initiation, development, construction and production of renewable and clean energy projects in Europe, USA and Israel.

As of June 30, 2025, the Company owns eleven solar plants (each, a “Solar Plant” and, together, the “Solar Plants”) connected to their respective national grids and operating as follows: (i)100% of five solar plants in Spain with an aggregate installed capacity of approximately 35.9 Mega Watt (“MW”), (ii) 51% of Talasol Solar S.L.U (hereinafter - “Talasol”), which owns a solar plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (hereinafter - the “Talasol Solar Plant”), (iii) 51% of three solar plants in Italy with an aggregate installed capacity of approximately 38 MW, and (iv) 100% of two solar plants in the Dallas Metropolitan area, Texas, USA, with an aggregate installed capacity of approximately 27 MW.

In addition, as of June 30, 2025, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (“Dorad”), (ii) 51% of solar projects in Italy with an aggregate capacity of 160 MW that commenced construction processes, (iii) 100% of Solar projects in Italy with an aggregate capacity of 134 MW that have reached Ready to Build (“RtB”) status, (iv) 100% of Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Normal Cubic Meter (“Nm3”) per year, respectively, (v) 83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (hereinafter - the “Manara PSP”), and (vi) 100% of three solar projects in the Dallas Metropolitan area, Texas, USA with an aggregate capacity of approximately 36 MW that are under construction. The Company also develops additional solar projects in Italy, USA, Spain, and Israel.

For information concerning the acquisition of additional Dorad shares subsequent to June 30, 2025, see Notes 6A and 12B.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

Material events in the reporting period

A.	Issuance of the Company’s Series G Debentures in February 2025

On February 16, 2025, the Company issued in an Israeli public offering an aggregate principal amount of NIS 214,479,000 of Series G Debentures, due December 31, 2032. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 211.7 million (approximately €56.7 million as of the issuance date).

The Series G Debentures are not secured by any collateral and are traded on the TASE.

The principal amount of Series G Debentures is repayable in seven non-equal installment on December 31 in each of the years 2026 to 2032 (inclusive) as follows: 10% of the principal on the 2026 repayment date, 2.5% of the principal on each of the 2027 and 2028 repayment dates, 10% of the principal on the 2029 repayment date and 25% of the principal on each of the 2030, 2031 and 2032 repayment dates. The Series G Debentures bear a fixed interest at the rate of 6.34% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31, commencing December 31, 2025 through December 31, 2032 (inclusive).

The Series G Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company does not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series G Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series G Debentures provided that: (i) the Company is not in default of any of the immediate repayment provisions included in the Series G Deed of Trust or in breach of any of the Company’s material obligations to the holders of the Series G Debentures pursuant to the terms of the Series G Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants for purposes of the immediate repayment provision included in the Series G Deed of Trust and (iii) to the extent the Series G Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series G Debentures.

The Series G Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

a.	The Company’s Series G Adjusted Balance Sheet Equity (as such term is defined in the Series G Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the PPA executed in connection with the Talasol Solar Plant, and interest rates), on a consolidated basis, shall not be less than €80 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €84 for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by creditors who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series G Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition), or, together, the Series G Net Financial Debt, to (b) the Series G Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series G Net Financial Debt (hereinafter - the “Series G CAP, Net” and the “Series G Ratio of Net Financial Debt to Series G CAP, Net,” respectively), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) the Company’s Series G Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series G Deed of Trust), based on the aggregate four preceding quarters (hereinafter - the “Series G Adjusted EBITDA” and the “Series G Ratio of Net Financial Debt to Series G Adjusted EBITDA”), shall not be higher than 11 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 10 for purposes of the update of the annual interest provision.

The Series G Deed of Trust further provides that the Company may make distributions (as such term is defined in the Israeli Companies Law, e.g. dividends), to the Company’s shareholders, provided that: (a) the Company will not distribute more than 60% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series G Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) the Company will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series G Adjusted Balance Sheet Equity not lower than €97 million, (ii) Series G Ratio of Net Financial Debt to Series G CAP, Net not to exceed 58%, and (iii) Series G Ratio of Net Financial Debt to Series G Adjusted EBITDA, shall not be higher than 9, and not to make distributions if the Company does not meet all of its material obligations to the holders of the Series G Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

B.	Closing of the Clal Investment Transaction in a 198 MW Solar Portfolio in Italy

In June 2025, the Company consummated the investment transaction with Clal Insurance Company Ltd. (“Clal”) in the Company’s 198 MW solar portfolio of operating projects and projects under construction and development in Italy. In consideration for its undertaking to invest approximately €52 million in the Italian solar portfolio, Clal received a 49% interest in the portfolio (including outstanding shareholder’s loans, capital notes and equity). Upon consummation of the transaction, the Company received approximately €21 million. Of the remainder consideration, the Company recorded as short-term other receivables €13.7 million and did not yet record €17 million, which represents the consideration not yet paid in connection with shareholder loans. As the Company continues to direct the operations of the 198 MW Italian solar portfolio, and the rights granted to Clal are protective minority rights, this transaction did not result in a loss of control and was accounted for as an equity transaction. The Company therefore recognized in equity (transaction reserve with non-controlling interests) an amount of approximately €9.1 million (net of taxes in the amount of approximately €0.9 million). Tax benefit was recorded in profit and loss in connection with the utilization of current losses to offset such taxes amounting to approximately €0.9 million.

The Clal Agreement includes customary representations and warranties of the Company and Clal and an indemnification mechanism for breaches of representations, warranties and undertakings, subject to customary caps and limitations, as a sole remedy, subject to customary exceptions. The Clal Agreement provides Clal with a right of first look commencing with the consummation of the transactions contemplated by the Clal Agreement with respect to investment in other solar projects currently developed or that will be developed by the Company and its subsidiaries in Italy for an investment under similar terms as the Clal Agreement, mutatis mutandis. Pursuant to the right of first look mechanism, the Company will provide Clal certain information with respect to each project that has reached Ready-to-Build status and the Company decided to advance its construction, and Clal will have a few months to notify the Company that it is interested in investing up to 49% in such projects or any portion thereof upon the terms set forth in the notice provided to Clal by the Company.

Upon consummation of the transactions contemplated by the Clal Agreement, the Company and Clal signed a partners agreement (the “Clal PA”) and the Company issued Clal a warrant (the “Clal Warrant”).

The Clal PA sets forth the relationship between the general partner and the limited partners, the governance and management of the Israeli LP, the funding and financing of the Israeli LP and the mechanism for future transfers of interests in the Israeli LP. Pursuant to the Clal PA, Clal undertakes to provide its pro rata portion of the amounts required for the development of the Italian Solar Portfolio to the Israeli LP, which in turn will fund the Luxembourg subsidiary and the Italian project companies. The Company’s aggregate funding commitment in the Italian Solar Portfolio has already been provided by the Company. The Clal PA also provides for the payment of annual management fees to the Company. The Clal PA provides each limited partner with customary rights, including a full tag-along right in the event of a change in control of the Company and includes customary veto rights. The Clal PA provides that following repayment of partners’ loans, the Israeli LP’s surpluses will be distributed to the limited partners, pro rata to their holdings, on a semi-annual basis, subject to maintaining the working capital required by the Israeli LP for the two following quarters.

The Clal Warrant covers 416,000 ordinary shares of the Company, with an exercise price of NIS 69.7 (approximately $18.5) per share. The Clal Warrant is for a term of twenty-six months and may only be exercised on a cashless basis. In the event the Company’s shares are traded at a price higher than NIS 80 (approximately $21.2) per share when the Clal Warrant is exercised, the Company, at its discretion, may choose to issue shares on a cashless basis assuming a market price per share of NIS 80 and pay Clal the remainder in cash. As the exercise price is denominated in NIS, the option constitutes a liability and is revalued and recognized at fair value in each reporting period. As of the closing date the value of the Clal Warrant was approximately €474 thousand and as of June 30, 2025 the Clal Warrant was valued at €1,030 thousand.

C.	Impact of War in Israel

On October 7, 2023, the “Iron Swords” war broke out in Israel following an attack in Southern Israel by Hamas. The war and hostilities, including missile attacks, mainly on southern and northern Israel, have continued since then, further escalating with a drone and missile attack by the Houthis from Yemen and by the Iranian regime in early April 2024 and in October 2024. A ceasefire commenced in Israeli’s northern border on November 27, 2024 and a temporary ceasefire commence in Israel’s southern border on January 19, 2025 but military actions have been resumed since then. On June 13, 2025, the State of Israel launched operation “Rising Lion” against Iran, as part of the Iron Swords war, for the purpose of removing the nuclear and missile threat against Israel. As a result of this operation, strict restrictions were imposed on the Israeli home front and the Israeli economy began operating in a state of emergency whereby only essential businesses were allowed to open and the schools and higher education system shifted to online learning, two instructions that resulted in substantial damage to the Israeli economy. On June 24, 2025, an agreement was reached regarding a ceasefire with Iran, after which the Israeli economy resumed operating in full capacity. Dorad’s revenues in June 2025 decreased by approximately 22% compared to the same month in the previous year, including due to the military operation. The substantial majority of the Company’s operating facilities, which serve as its main sources of liquidity, are located outside of Israel, in Spain, Italy, the Netherlands and the USA. The substantial majority of the projects under development of the Company are also located outside of Israel, in Italy and in the USA. These facilities and projects have not been impacted by the war and hostilities in Israel. In connection with the war, the construction works on the Manara PSP site were stopped. Following the ceasefire achieved in November 2024 between Israel and Lebanon, on April 7, 2025 the EPC commenced the ramp-up period for the construction works at the site. The Israeli Electricity Authority granted a sixteen month extension to the regulatory milestones and the duration of the general license. The Company’s headquarters are located in Tel Aviv, which is in central Israel, and the Company’s headquarter work continued uninterrupted throughout the war and hostilities. The Company’s management is continuously monitoring developments and acting in accordance with the directives of the various authorities. However, as these are events characterized by uncertainty, among other things, regarding the date of the end of the war and the indirect effects that may be caused by it, the Company is unable to predict the impact of the war on the Company’s financial condition results of operations.